Property, equipment and deposits, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation and loss on disposal expenses	$ 5,918	$ 2,892
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation and loss on disposal expenses	5,627	2,784
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation and loss on disposal expenses	$ 291	$ 108